Commitments and Contingent Liabilities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2014
Commitments And Contingent Liabilities [Line Items]
Commitment agreement, term end	2015-03
Financing amount for unused availability	¥ 10,000
Property Plant and Equipment
Commitments And Contingent Liabilities [Line Items]
Commitments outstanding	21
Raw Materials and Supplies
Commitments And Contingent Liabilities [Line Items]
Commitments outstanding	¥ 5,174